Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,730,216)	$ (2,363,815)	$ (1,796,344)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	20,421	27,899	49,359
Provision for stock obsolescence	2,836	3,874	1,079
Inventory write-off	82	112	172,303
Working capital loan interest	116,734	159,482	119,216
Intangible assets written off			142,500
Allowance for credit loss	1	1
Gain on lease modification			(6,250)
Operating lease expenses		71,094	68,056
Operating lease expenses	52,038	71,094	61,806
Change in operating assets and liabilities:
Account receivables	(96,954)	(132,460)	47,462
Amount due from a related party			(29,060)
Inventories	(23,929)	(32,693)	83,047
Other current assets	(230,224)	(314,534)	1,417
Account payables	(125,245)	(171,110)	(121,148)
Accruals and other payables	(341,131)	(466,053)	187,460
Income taxes payable	(3,807)	(5,201)	2,902
Operating lease liabilities	(47,916)	(65,463)	(63,745)
Net cash used in operating activities	(2,407,310)	(3,288,867)	(1,141,746)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(16,665)	(22,768)
Additions in intangible assets			(34,974)
Acquisition of subsidiary under common control	(7,064)	(9,651)
Net cash used in investing activities	(23,729)	(32,419)	(34,974)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of working capital loan			(312,352)
Proceeds from working capital loan	925,399	1,264,280
Proceeds from issuance of share	2,445,485	3,341,021	1,592,430
Deferred offering costs	(550,211)	(751,698)	(105,575)
Net cash from financial activities	2,820,673	3,853,603	1,174,503
Effect of exchange rate change on cash and cash equivalents	(763)	(1,042)	(1,218)
Net change in cash and cash equivalents	388,871	531,275	(3,435)
Cash, cash equivalents - beginning of year	10,988	15,013	18,448
Cash, cash equivalents and restricted cash - end of year	399,859	546,288	15,013
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			$ 500